Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lease liabilities remaining operating leases

Twelve months ending December 31,	Operating lease payment

2024	$127,669
2025	40,891
2026	34,950
2027	35,998
2028 and thereafter	3,029
Total undiscounted lease payments	242,537
Less imputed interest	(17,724)
Total lease liabilities	$224,813
Lease liabilities, current	$118,833
Lease liabilities, non-current	$105,980

Schedule of operating lease cost

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021

Operating lease cost	$109,184	$98,690	$267,900
Short-term lease cost	105,517	193,525	—
Total	$214,701	$292,215	$267,900